Note 53 - Related-Party Transactions - Transactions with members of the Board of Directors and Senior Management (Details) - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions Line Items
Financial guarantees given	[1]	€ 16,454,000	€ 16,545,000	€ 18,267,000
Board Of Directors
Related Party Transactions Line Items
Corporate loans		611
Senior Management [Member]
Related Party Transactions Line Items
Corporate loans		3,783	4,049	5,573
Financial guarantees given		38	28	28
Senior Management Related Parties [Member]
Related Party Transactions Line Items
Corporate loans		69	85	98
Financial guarantees given		€ 8	€ 8	€ 8

[1]	(*) N on performing financial guarantees given amounted to € 740 , € 739 and € 680 million, respectively, as of December 31, 2018, December 31, 2017, and December 31, 2016, respectively.